Finance Receivables - Net Finance Receivables by Type and Days Delinquent (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Net finance receivables:
Net finance receivables	$ 4,914	$ 6,564
Total delinquent finance receivables	180	264
Current	4,665	6,173
Personal loans
Net finance receivables:
Net finance receivables	4,378	4,300
Total delinquent finance receivables	140	158
Current	4,186	4,077
SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	1,703
Total delinquent finance receivables	0	66
Current	0	1,588
Real estate loans
Net finance receivables:
Net finance receivables	517	538
Total delinquent finance receivables	40	39
Current	460	486
Retail Sales Finance
Net finance receivables:
Net finance receivables	19	23
Total delinquent finance receivables	0	1
Current	19	22
60-89 days past due
Net finance receivables:
Net finance receivables	45	94
60-89 days past due | Personal loans
Net finance receivables:
Net finance receivables	39	49
60-89 days past due | SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	26
60-89 days past due | Real estate loans
Net finance receivables:
Net finance receivables	6	19
60-89 days past due | Retail Sales Finance
Net finance receivables:
Net finance receivables	0	0
90-119 days past due
Net finance receivables:
Net finance receivables	38	60
90-119 days past due | Personal loans
Net finance receivables:
Net finance receivables	33	41
90-119 days past due | SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	16
90-119 days past due | Real estate loans
Net finance receivables:
Net finance receivables	5	3
90-119 days past due | Retail Sales Finance
Net finance receivables:
Net finance receivables	0	0
120-149 days past due
Net finance receivables:
Net finance receivables	36	49
120-149 days past due | Personal loans
Net finance receivables:
Net finance receivables	33	34
120-149 days past due | SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	12
120-149 days past due | Real estate loans
Net finance receivables:
Net finance receivables	3	2
120-149 days past due | Retail Sales Finance
Net finance receivables:
Net finance receivables	0	1
150-179 days past due
Net finance receivables:
Net finance receivables	35	44
150-179 days past due | Personal loans
Net finance receivables:
Net finance receivables	32	31
150-179 days past due | SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	11
150-179 days past due | Real estate loans
Net finance receivables:
Net finance receivables	3	2
150-179 days past due | Retail Sales Finance
Net finance receivables:
Net finance receivables	0	0
180 days or more past due
Net finance receivables:
Net finance receivables	26	17
180 days or more past due | Personal loans
Net finance receivables:
Net finance receivables	3	3
180 days or more past due | SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	1
180 days or more past due | Real estate loans
Net finance receivables:
Net finance receivables	23	13
180 days or more past due | Retail Sales Finance
Net finance receivables:
Net finance receivables	0	0
30-59 days past due
Net finance receivables:
Net finance receivables	69	127
30-59 days past due | Personal loans
Net finance receivables:
Net finance receivables	52	65
30-59 days past due | SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	49
30-59 days past due | Real estate loans
Net finance receivables:
Net finance receivables	17	13
30-59 days past due | Retail Sales Finance
Net finance receivables:
Net finance receivables	$ 0	$ 0